RECEIVABLES (Tables)	12 Months Ended
Jan. 31, 2021
RECEIVABLE [abstract]
Schedule of trade receivable
	January 31, 2021	January 31, 2020
Taxes receivable	$27,995	$22,014
Trade receivables, net	181,877	421,108
	$209,872	$443,122